Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2023
Organization and Principal Activities [Abstract]
Schedule of Significant Subsidiaries	As of September 30, 2023, the Group’s significant subsidiaries was comprised of the following:
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
QK365.com INC. (BVI)	September 29, 2014	BVI	100%	Holding
Fenglinju (China) Hong Kong Limited (“Fenglinju”)	October 21, 2021	Hong Kong	100%	Holding
Shanghai Meileju Intelligence Technology Co., Ltd. (“Meileju”)	June 24, 2021	PRC	100%	Holding